ORGANIZATION AND PRINCIPAL ACTIVITIES (Schedule of VIE's Consolidated Statement of Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Variable Interest Entity [Line Items]
Net revenues	$ 16,513	$ 50,233	$ 74,693
Net (loss) income	(89,242)	142,912	(31,826)
AirMedia's VIEs [Member]
Variable Interest Entity [Line Items]
Net revenues	16,311	46,237	74,689
Net (loss) income	$ (81,659)	$ (60,117)	$ (47,119)